SHAREHOLDERS' EQUITY (Details 2B) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 15, 2013	Jun. 30, 2015	Dec. 31, 2014
Stock Unit 2 [Member]
Granted	6,000,000		75,000
Stock Unit [Member]
Granted	300,000		852,273
Stock Unit1 [Member]
Stock Units, Outstanding Beginning Balance		8,270,239	6,311,250
Granted		10,763,243	1,801,985
Stock Units, Cancelled
Stock Units, Outstanding Ending Balance		8,270,239	8,270,239
Stock Units, Vested		12,758,910	6,496,562